Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between the Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2020	2021	2022
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.38)%	(0.22)%	0.91%
Effect of additional deduction of research and development expense	21.50%	15.18%	(64.43)%
Effect of income tax exemptions and reliefs	0.02%	(13.14)%	(56.77)%
Recovery from deferred income tax assets	0.00%	0.00%	(97.39)%
Effect of valuation allowance on deferred income tax assets	(46.16)%	(26.35)%	171.26%
Income tax difference under different tax jurisdictions	0.00%	(0.47)%	21.42%
Total	(0.02)%	0.00%	0.00%

Schedule of Provision For Income Taxes

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	2,293	—	—
Deferred tax expense	—	—	—
Income tax expense	2,293	—	—

Schedule of Component of Deferred Tax Assets

Significant component of deferred tax assets are as follows:

	As of December 31,
	2021	2022
Net operating loss carryforward	53,517,161	63,038,127
Accrued expense and others	3,960,446	(29,335,373)
Inventory impairment	5,004,834	47,198,866
Deferred tax assets	62,482,441	80,901,620
Less: valuation allowance	(62,482,441)	(80,901,620)
Deferred tax assets	—	—